CAPITAL STOCK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Stock Options Oustanding [Table Text Block]
Number of	Exercise	Expiry Date
Options	Price

108,000	$0.75	June 7, 2013
42,000	$1.00	June 7, 2013
100,000	$1.85	July 1, 2014
324,000	$0.70	May 1, 2016
270,000	$0.75	March 5, 2017
162,000	$0.75	March 12, 2017
108,000	$1.00	January 25, 2020
216,000	$1.00	February 1, 2020
228,000	$1.00	June 1, 2020
90,000	$1.15	July 1, 2020
56,000	$1.98	February 15, 2021
145,000	$1.95	March 1, 2021
108,000	$1.85	June 10, 2021

Number of	Exercise	Expiry Date
Options	Price

324,000	$0.70	May 1, 2013
540,000	$0.75	May 1, 2013
110,000	$1.00	February 12, 2012 (1)
108,000	$1.00	January 1, 2013
216,000	$1.00	February 1, 2013
270,000	$1.00	May 1, 2013
90,000	$1.15	July 1, 2013
108,000	$1.85	June 10, 2014
100,000	$1.85	July 1, 2014
145,000	$1.95	March 1, 2014
56,000	$1.98	February 15, 2014

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	June 30, 2012		December 31, 2011
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price	Options	Exercise Price

Outstanding, beginning of period	2,067,000	$1.07	1,788,000	$0.88
Granted	-	-	409,000	1.90
Exercised	(110,000)	-	-	-
Cancelled/Expired	-	-	(130,000)	1.05
Outstanding, end of period	1,957,000	$1.08	2,067,000	$1.07

Exercisable, end of period	1,757,000	$1.02	1,749,500	$0.99

	2011		2010
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price	Options	Exercise Price

Outstanding, beginning of year	1,788,000	$0.88	972,000	$0.73
Granted	409,000	1.90	924,000	1.02
Exercised	-	-	-	-
Cancelled/Expired	(130,000)	1.05	(108,000)	0.70

Outstanding, end of year	2,067,000	$1.07	1,788,000	$0.88

Exercisable, end of year	1,749,500	$0.99	1,490,000	$0.85

Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions [Table Text Block]

	2011	2010

Risk-free interest rate	1.75%	1.73%
Expected life	3 years	3 years
Annualized volatility	95.34	94.28
Dividend rate	-	-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of Warrants	Exercise Price	Expiry Date
566,482	$1.33	November 23, 2012

Number of Warrants	Exercise Price	Expiry Date
566,482	$1.33	November 23, 2012

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	June 30, 2012		December 31, 2011
	Number of	Weighted Average	Number of	Weighted Average
	Warrants	Exercise Price	Warrants	Exercise Price
Outstanding, beginning of period	566,482	$1.33	2,439,320	$1.29
Issued	-		-	-
Exercised	-		(1,608,038)	1.24
Expired	-		(264,800)	1.49
Exercisable, end of period	566,482	$1.33	566,482	$1.33

	2011		2010

Balance, beginning of year	2,439,320	$1.29	1,610,038	$1.13
Issued	-	-	1,209,282	1.42
Exercised	(1,608,038)	1.24	(380,000)	1.03
Expired	(264,800)	1.49	-	-
Balance, end of year	566,482	$1.33	2,439,320	$1.29